INTEREST BEARING DEPOSITS WITH BANKS	12 Months Ended
Dec. 31, 2013
Interest Bearing Deposits In Banks [Abstract]
INTEREST BEARING DEPOSITS WITH BANKS
NOTE 8: INTEREST BEARING DEPOSITS WITH BANKS
Interest bearing deposits with banks at December 31, comprised:

	2012	2013
	(EUR in millions)
Placements in EUR	2,536	3,013
Placements in other currencies	441	320
Total	2,977	3,333
Maturity analysis:
Up to 3 months	2,514	2,907
From 3 months to 1 year	46	9
Over 1 year	417	417
Total	2,977	3,333